Nationwide Life Insurance Company: • Nationwide Variable Account – 11

Prospectus supplement dated March 4, 2010

to Prospectus dated May 1, 2003

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Effective March 12, 2010, the following sub-accounts have merged into new sub-accounts as indicated below:

Old Sub-account	Merged Sub-account
Federated Variable Insurance Series – Federated Clover Value Fund II: Primary Shares	Federated Insurance Series – Federated Capital Appreciation Fund II: Primary Shares
Federated Variable Insurance Series – Federated Equity Income Fund II	Federated Insurance Series – Federated Capital Income Fund II
Federated Variable Insurance Series – Federated Mid Cap Growth Strategies Fund II	Federated Insurance Series – Federated Kaufmann Fund II: Primary Shares

For further information or forms, please contact Nationwide at:

Nationwide Life Insurance Company
One Nationwide Plaza, RR1-04-F4
Columbus, Ohio 43215
1-800-848-6331
TDD: 1-800-238-3035